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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sprucegrove Investment Management Ltd.
Address:  181 University Avenue, Suite 1300
          Toronto, Ontario, Canada
          M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Blake Murphy
Title:    Chief Operating Officer
Phone:    (416) 363-5854  x222

Signature, Place, and Date of Signing:

/s/ Blake Murphy   Toronto, Ontario   August 10, 2012
----------------   ----------------   ---------------
  [Signature]       [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  95

Form 13F Information Table Value Total:  $ 4,540,119.69  (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name
1       28-11838                 Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

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
                                                     FORM 13F INFORMATION TABLE

                              TITLE                  VALUE       SHRS OR    SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     CUSIP      (X1000)      PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------- ----------- --------- ------------- -----------  --- ---- ---------- -------- --------- ------ ---------
3M COMPANY                 COMMON      88579Y101    56,889.73      634,930           DEFINED                                634,930
3M COMPANY                 COMMON      88579Y101   143,781.12    1,604,700           SOLE                1,435,700          169,000
AMERICAN EXPRESS CO        COMMON      025816109     5,291.29       90,900           DEFINED                                 90,900
AMERICAN EXPRESS CO        COMMON      025816109    15,285.95      262,600           SOLE                  234,500           28,100
APACHE CORP                COMMON      037411105    43,053.36      489,855           DEFINED                                489,855
APACHE CORP                COMMON      037411105    78,929.61      898,050           SOLE                  806,350           91,700
                           BKG SP ADR
AUSTRAL&NEW ZEAL BKG       (1 ORD)     052528304     7,647.81      337,950           SOLE                  337,950                -
                           COMMON
BEAM INC                   STOCK       073730103    10,476.45      167,650           DEFINED                                167,650
                           COMMON
BEAM INC                   STOCK       073730103     3,118.25       49,900           SOLE                   49,900                -
BECTON DICKINSON           COMMON      075887109    33,879.69      453,240           DEFINED                                453,240
BECTON DICKINSON           COMMON      075887109    76,618.75    1,025,000           SOLE                  966,100           58,900
BEMIS INC                  COMMON      081437105    28,260.63      901,743           DEFINED                                901,743
BEMIS INC                  COMMON      081437105    55,875.46    1,782,880           SOLE                1,604,380          178,500
BERKSHIRE HATHAWAY         CLASS B     084670702    43,136.19      517,655           DEFINED                                517,655
BERKSHIRE HATHAWAY         CLASS B     084670702    96,487.81    1,157,900           SOLE                1,038,570          119,330
BROWN FORMAN CORP          CLASS B     115637209     3,786.84       39,100           DEFINED                                 39,100
BROWN FORMAN CORP          CLASS B     115637209     1,164.23       12,021           SOLE                   12,021                -
CARNIVAL CORP              COMMON      143658300    40,955.22    1,195,075           DEFINED                              1,195,075
CARNIVAL CORP              COMMON      143658300    99,308.77    2,897,834           SOLE                2,592,528          305,306
COCA-COLA CO               COMMON      191216100    45,963.99      587,850           DEFINED                                587,850
COCA-COLA CO               COMMON      191216100    90,762.95    1,160,800           SOLE                1,044,700          116,100
CRANE CO                   COMMON      224399105     2,208.27       60,700           DEFINED                                 60,700
CRANE CO                   COMMON      224399105    10,472.57      287,866           SOLE                  255,256           32,610
CULLEN FROST BANKERS       COMMON      229899109     4,564.71       79,400           DEFINED                                 79,400
CULLEN FROST BANKERS       COMMON      229899109    13,469.91      234,300           SOLE                  209,100           25,200
DENBURY RES INC            COMMON      247916208     7,079.79      468,550           DEFINED                                468,550
DENBURY RES INC            COMMON      247916208    23,180.25    1,534,100           SOLE                1,371,900          162,200
DENTSPLY INTL INC          COMMON      249030107     6,287.80      166,300           DEFINED                                166,300
DENTSPLY INTL INC          COMMON      249030107    20,295.99      536,789           SOLE                  480,089           56,700
EAGLE MATERIALS            COMMON      26969P108     2,707.15       72,500           DEFINED                                 72,500
EAGLE MATERIALS            COMMON      26969P108    11,341.13      303,726           SOLE                  270,426           33,300
EMERSON ELEC CO            COMMON      291011104     2,226.52       47,800           DEFINED                                 47,800
EMERSON ELEC CO            COMMON      291011104    12,101.48      259,800           SOLE                  231,500           28,300
FRTNE BRNDS HOME&SEC       COMMON      34964C106     7,146.44      320,900           DEFINED                                320,900
FRTNE BRNDS HOME&SEC       COMMON      34964C106     2,157.96       96,900           SOLE                   96,900                -
GANNETT INC                COMMON      364730101    31,736.52    2,154,550           DEFINED                              2,154,550
GANNETT INC                COMMON      364730101    51,454.98    3,493,210           SOLE                3,156,720          336,490
GENERAL DYNAMICS           COMMON      369550108     7,657.96      116,100           DEFINED                                116,100
GENERAL DYNAMICS           COMMON      369550108    19,801.19      300,200           SOLE                  281,100           19,100
GOOGLE INC                 CLASS A     38259P508     9,270.68       15,982           DEFINED                                 15,982
GOOGLE INC                 CLASS A     38259P508    26,422.19       45,550           SOLE                   40,527            5,023
GRANITE CONSTR INC         COMMON      387328107     7,590.18      290,700           DEFINED                                290,700
GRANITE CONSTR INC         COMMON      387328107    12,491.02      478,400           SOLE                  430,400           48,000
HEARTLAND EXPRESS IN       COMMON      422347104     7,768.50      542,872           DEFINED                                542,872
HEARTLAND EXPRESS IN       COMMON      422347104     1,500.73      104,873           SOLE                  104,873                -
HUBBELL INC                CLASS B     443510201    12,217.87      156,760           DEFINED                                156,760
HUBBELL INC                CLASS B     443510201    38,143.84      489,400           SOLE                  436,400           53,000
INTEL CORP                 COMMON      458140100    29,709.82    1,114,815           DEFINED                              1,114,815
INTEL CORP                 COMMON      458140100    66,554.11    2,497,340           SOLE                2,240,920          256,420
JOHNSON & JOHNSON          COMMON      478160104    62,730.81      928,520           DEFINED                                928,520
JOHNSON & JOHNSON          COMMON      478160104   139,734.35    2,068,300           SOLE                1,949,000          119,300
LENNAR CORP                CLASS B     526057302    10,680.13      444,450           DEFINED                                444,450
LENNAR CORP                CLASS B     526057302     2,675.81      111,353           SOLE                  111,353                -
MARKEL CORP                COMMON      570535104    68,181.25      154,361           DEFINED                                154,361
MARKEL CORP                COMMON      570535104   184,053.30      416,693           SOLE                  373,327           43,366
MARTIN MARIETTA MATL       COMMON      573284106     9,462.50      120,052           DEFINED                                120,052
MARTIN MARIETTA MATL       COMMON      573284106    20,248.86      256,900           SOLE                  230,500           26,400
MDU RES GROUP INC          COMMON      552690109    39,142.19    1,811,300           DEFINED                              1,811,300
MDU RES GROUP INC          COMMON      552690109    72,235.75    3,342,700           SOLE                3,002,900          339,800
MERCK & CO INC             COMMON      58933Y105    51,117.66    1,224,375           DEFINED                              1,224,375
MERCK & CO INC             COMMON      58933Y105   123,016.38    2,946,500           SOLE                2,774,400          172,100
MICROSOFT CORP             COMMON      594918104    53,288.45    1,742,022           DEFINED                              1,742,022
MICROSOFT CORP             COMMON      594918104   104,143.66    3,404,500           SOLE                3,055,800          348,700
NABORS INDS LTD            COMMON      G6359F103    21,097.44    1,465,100           DEFINED                              1,465,100
NABORS INDS LTD            COMMON      G6359F103    50,623.20    3,515,500           SOLE                3,141,200          374,300
                           SP ADR
NATL AUSTRALIA BK          (1 ORD)     632525408     4,987.07      206,333           SOLE                  206,333                -
                           ADR(2 ORD
PETROLEO BRASILEIRO        SHRS)       71654V408   147,743.89    7,871,278           SOLE                6,541,378        1,329,900
PFIZER INC                 COMMON      717081103    50,933.78    2,214,512           DEFINED                              2,214,512
PFIZER INC                 COMMON      717081103   124,576.74    5,416,380           SOLE                5,106,060          310,320
                           ADR(0.25
POSCO                      ORD SHRS)   693483109   145,790.10    1,812,408           SOLE                1,508,488          303,920
PROCTER & GAMBLE CO        COMMON      742718109    50,293.11      821,112           DEFINED                                821,112
PROCTER & GAMBLE CO        COMMON      742718109   107,187.50    1,750,000           SOLE                1,571,600          178,400
ROCKWELL COLLINS INC       COMMON      774341101     3,415.02       69,200           DEFINED                                 69,200
ROCKWELL COLLINS INC       COMMON      774341101    13,289.96      269,300           SOLE                  251,700           17,600
                           SP ADR
RYANAIR HLDGS              (5 ORD)     783513104   228,404.62    7,513,310           SOLE                6,325,810        1,187,500
                           GDR 144A
SAMSUNG ELECTRS LTD        (0.5 ORD)   796050888   373,199.29      711,813           SOLE                  593,374          118,439
SIGNET JEWELERS LT         SHS         G81276100    63,673.98    1,446,807           SOLE                  872,647          574,160
SIMPSON MANUFACTURIN       COMMON      829073105     1,667.32       56,500           DEFINED                                 56,500
SIMPSON MANUFACTURIN       COMMON      829073105       413.14       14,000           SOLE                   14,000                -
SYSCO CORP                 COMMON      871829107    31,664.18    1,062,200           DEFINED                              1,062,200
SYSCO CORP                 COMMON      871829107    65,880.10    2,210,000           SOLE                1,984,600          225,400
TELLABS INC                COMMON      879664100    14,390.60    4,321,500           DEFINED                              4,321,500
TELLABS INC                COMMON      879664100    24,061.58    7,225,700           SOLE                6,564,452          661,248
TIDEWATER INC              COMMON      886423102    30,970.80      668,050           DEFINED                                668,050
TIDEWATER INC              COMMON      886423102    82,131.38    1,771,600           SOLE                1,584,134          187,466
UNITED TECHNOLOGIES        COMMON      913017109     9,948.43      131,715           DEFINED                                131,715
UNITED TECHNOLOGIES        COMMON      913017109    28,557.89      378,100           SOLE                  353,800           24,300

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
                                                     FORM 13F INFORMATION TABLE

                              TITLE                  VALUE       SHRS OR    SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     CUSIP      (X1000)      PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------- ----------- --------- ------------- -----------  --- ---- ---------- -------- --------- ------ ---------
WALGREEN CO                COMMON      931422109    37,466.03    1,266,600           DEFINED                              1,266,600
WALGREEN CO                COMMON      931422109    92,050.00    3,111,900           SOLE                2,791,900          320,000
WALT DISNEY CO             COMMON      254687106    11,499.35      237,100           DEFINED                                237,100
WALT DISNEY CO             COMMON      254687106    36,826.05      759,300           SOLE                  676,000           83,300
                           COMMON
WASHINGTON FEDERAL         STOCK       938824109    34,877.85    2,065,000           DEFINED                              2,065,000
                           COMMON
WASHINGTON FEDERAL         STOCK       938824109    86,196.00    5,103,375           SOLE                4,561,495          541,880
WELLS FARGO & CO           COMMON      949746101    60,423.10    1,806,911           DEFINED                              1,806,911
WELLS FARGO & CO           COMMON      949746101   136,935.46    4,094,960           SOLE                3,663,860          431,100
                                                 4,540,119.69  122,877,606